BETTER 10K - INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Income Tax Expense (Benefit)	The components of income (loss) before income tax expense (benefit) are as follows:Year Ended December 31,(Amounts in thousands)20222021U.S.$(863,807)$(301,081)Foreign(23,895)(2,430)Income (loss) before income tax expense$(887,702)$(303,511)
Schedule of Components of Income Taxes	The following table displays the components of the Company’s federal, state and local, and foreign income taxes.Year Ended December 31,(Amounts in thousands)20222021Current Income Tax Expense (Benefit):Federal$(658)$(6,145)Foreign1,815 2,888 State and local(130)1,118 Total Current Income Tax Expense (Benefit)1,027 (2,139)Deferred Income Tax Expense (Benefit):Federal(140,025)(43,545)Foreign(7,287)(2,556)State and local(32,345)(15,613)Valuation Allowance179,730 61,470 Total Deferred Income Tax Expense (Benefit)73 (244)Income Tax Expense (Benefit)$1,100 $(2,383)
Schedule of Effective Tax Rate Reconciliation	The following table displays the difference between the U.S. federal statutory corporate tax rate and the effective tax rate.Year Ended December 31,20222021US federal statutory corporate tax rate21.00%21.00 %State and local tax2.87%4.74 %Stock-based compensation-0.67%-2.38 %Fair value of warrants6.30%-2.25 %Others0.03%-0.41 %Foreign tax rate differential0.10%— %R&D tax credit0.13%2.25 %Unrecognized tax benefits0.07%-0.77 %Interest - Pre-Closing Bridge Notes-6.47%-1.32 %Restructuring costs-3.15%— %Change in valuation allowance-20.33%-20.08 %Effective Tax Rate-0.12%0.78%
Schedule of Deferred Income Tax Assets and Deferred Income Tax Liabilities	The following table displays deferred income tax assets and deferred income tax liabilities:As of December 31,(Amounts in thousands)20222021Deferred Income Tax AssetsNet operating loss$244,081 $86,009 Non-qualified stock options3,624 4,341 Reserves5,092 4,866 Loan repurchase reserve12,991 4,656 Restructuring reserve757 — Accruals112 3,447 Deferred revenue7,688 5,311 Other3,908 3,326 Total Deferred Income Tax Assets278,253 111,956 Deferred Income Tax LiabilitiesInternal use software(3,167)(14,128)Intangible assets(547)(1,259)Depreciation(1,775)(3,193)Other— (251)Total Deferred Income Tax Liabilities(5,489)(18,831)Net Deferred Tax Asset before Valuation Allowance272,764 93,125 Less: Valuation Allowance(272,477)(92,766)Deferred Income Tax Assets, Net$287 $359
Schedule of Reconciliation of Gross Unrecognized Tax Benefits	A reconciliation of the beginning and ending balances of gross unrecognized tax benefits is as follows:Year Ended December 31,(Amounts in thousands)20222021Unrecognized tax benefits - January 1 $4,070 $1,710 Gross increases - tax positions in prior period— — Gross decreases - tax positions in prior period(2,717)(1,080)Gross increases - tax positions in current period— 3,440 Settlement— — Lapse of statute of limitations— — Unrecognized tax benefits - December 31 $1,353 $4,070